Notes payable - Seller note (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	May 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019	Jul. 31, 2019	May 31, 2019
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 316,627
Repayment of debt				$ 2,920	$ 3,995
Seller note payable | Emerald
Disclosure of detailed information about borrowings [line items]
Principal amount								$ 8,000
Repayment of debt	$ 3,000		$ 5,000
Seller note payable | Glendale
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 7,500
Repayment of debt		$ 2,500
Seller note payable | Phyto
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 1,500